Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12. Commitments and contingencies
The aggregate future minimum lease payments for operating leases as of September 30, 2021, are as follows.

	Operating leases(1)	Sublease income
2021 (remaining 3 months)	$587	$(462)
2022	2,381	(1,901)
2023	2,458	(1,964)
2024	2,537	(2,029)
2025	1,953	(1,569)

Total payments	$9,916	$(7,925)

(1)	Future minimum lease payments include repayment of outstanding restructuring liabilities.
Facilities leases
In April 2015, PNAi entered a lease for approximately 3,800 square feet of office and laboratory space for a term of 39 months in Woburn, Massachusetts. In January 2018, the Company elected to renew this lease for three years, beginning in August 2018. This lease expired in July 2021.
In April 2018, the Company entered into a lease for approximately 24,606 square feet of office and life science research space, which commenced on October 1, 2018, when the Company obtained control of the rented space for a term of 84 months in South San Francisco, California (“the South San Francisco Lease”). In connection with the South San Francisco Lease, the Company maintains a letter of credit issued to the lessor in the amount of $293, which is secured by restricted cash that is classified as noncurrent based on the term of the underlying lease.
The Company’s total future minimum commitment due pursuant to the South San Francisco Lease is $9,916 as of September 30, 2021. In November 2020, the Company entered into a non-cancellable
sublease agreement for the facility, under the terms of which the Company is entitled to receive $7,925 in sublease payments over the term of the sublease, which ends concurrently with the original lease in September 2025. As tenant, the Company remains responsible for the $9,916 minimum lease commitment on the facilities.
The Company recorded rent expense totaling $1,605 for the nine months ended September 30, 2020. No rent expense was recorded for the nine months ended September 30, 2021.
Equipment lease
The Company had certain leases on research and laboratory equipment which were assigned to a certain third party as of September 30, 2021. The Company recorded rent expense totaling $256 for the nine months ended September 30, 2020. No rent expense was recorded for the nine months ended September 30, 2021.

11. Commitments and contingencies
The aggregate future minimum lease payments for operating leases as of December 31, 2020, are as follows.

Year ending December 31,	Operating leases(1)	Sublease income
2021	$2,838	$(1,746)
2022	2,295	(1,804)
2023	2,351	(1,864)
2024	2,221	(1,926)
2025	2,075	(1,483)

Total payments	$11,780	$(8,823)

(1)	Future minimum lease payments include repayment of outstanding restructuring liabilities
Facilities leases
In April 2015, PNAi entered a lease for approximately 3,800 square feet of office and laboratory space for a term of 39 months in Woburn, Massachusetts. In January 2018, the Company elected to renew this lease for three years, beginning in August 2018. In connection with the lease, the Company maintains a letter of credit issued to the lessor in the amount of $50, which is secured by restricted cash that is classified as noncurrent based on the term of the underlying lease.
In April 2018, the Company entered into a lease for approximately 24,606 square feet of office and life science research space, which commenced on October 1, 2018, when the Company obtained control of the rented space for a term of 84 months in South San Francisco, California (the South San Francisco Lease). In connection with the lease, the Company maintains a letter of credit issued to the lessor in the amount of $293, which is secured by restricted cash that is classified as noncurrent based on the term of the underlying lease.
The Company’s total future minimum commitment due pursuant to the South San Francisco Lease is $11,128 as of December 31, 2020. In November 2020, the Company entered into a non-cancellable
sublease agreement for the facility, under the terms of which the Company is entitled to receive $8,823 in sublease payments over the term of the sublease, which ends concurrently with the original lease in September 2025. As tenant, the Company remains responsible for the $11,128 minimum lease commitment on the facilities.
The Company recorded rent expense totaling $1,726 and $2,089 for the years ended December 31, 2019 and 2020, respectively.

Equipment lease
The Company has certain leases on research and laboratory equipment with total future minimum commitments of $581 as of December 31, 2020.
The Company recorded rent expense totaling $416 and $298 for the years ended December 31, 2019 and 2020, respectively.